Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Image P2P Trading Group Limited [Member]
Schedule of Inventories	Inventories consisted of the following as of June 30, 2017 and December 31, 2016:
	2017	2016
Raw materials	$153,812	$189,746
Finished goods	330,164	258,927
	$483,976	$448,673
Inventories consisted of the following as of December 31, 2016 and 2015:
	2016	2015
Raw materials	$189,746	$-
Finished goods	258,927	-
	$448,673	$-